Derivative Liabilities - Schedule of Derivative Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Derivative Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities - Beginning	$ 2,306,796	$ 1,494,200	$ 1,494,200
Fair value - mark to market adjustment			(2,834)	10,312
Fair value - commitment date			954,725	1,483,888
Fair value - mark to market adjustment prior to conversion or reclassification			(149,542)
Conversion of convertible promissory notes			(1,457,801)
Reclassification of warrants to equity		(838,748)	(838,748)
Recognition of contingent milestone liability			2,117,142
Fair value - mark to market adjustment			189,654
Derivative liabilities - Ending			2,306,796	1,494,200
Bridge Shares [Member]
Schedule of Derivative Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities - Beginning		834,352	834,352
Fair value - mark to market adjustment			13,798	10,665
Fair value - commitment date			680,276	823,687
Fair value - mark to market adjustment prior to conversion or reclassification			(105,790)
Conversion of convertible promissory notes			(1,422,636)
Reclassification of warrants to equity
Recognition of contingent milestone liability
Fair value - mark to market adjustment
Derivative liabilities - Ending				834,352
Warrants [Member]
Schedule of Derivative Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities - Beginning		578,164	578,164
Fair value - mark to market adjustment			(15,320)	13,157
Fair value - commitment date			274,449	565,007
Fair value - mark to market adjustment prior to conversion or reclassification			1,455
Conversion of convertible promissory notes
Reclassification of warrants to equity			(838,748)
Recognition of contingent milestone liability
Fair value - mark to market adjustment
Derivative liabilities - Ending				578,164
Convertible Notes Payable [Member]
Schedule of Derivative Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities - Beginning		81,684	81,684
Fair value - mark to market adjustment			(1,312)	(13,510)
Fair value - commitment date				95,194
Fair value - mark to market adjustment prior to conversion or reclassification			(45,207)
Conversion of convertible promissory notes			(35,165)
Reclassification of warrants to equity
Recognition of contingent milestone liability
Fair value - mark to market adjustment
Derivative liabilities - Ending				81,684
Contingent Milestone Payment [Member]
Schedule of Derivative Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities - Beginning	$ 2,306,796
Fair value - mark to market adjustment
Fair value - commitment date
Fair value - mark to market adjustment prior to conversion or reclassification
Conversion of convertible promissory notes
Reclassification of warrants to equity
Recognition of contingent milestone liability			2,117,142
Fair value - mark to market adjustment			189,654
Derivative liabilities - Ending			$ 2,306,796